Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents (Note 9)	$ 15,310	$ 14,727
Accounts receivable less allowances of $14,236 (2015 - $13,244)	132,021	106,262
Inventories	5,755	6,314
Prepaid income taxes	3,709	10,653
Prepaid expenses	13,105	12,852
Total current assets	169,900	150,808
Investments of deferred compensation plans held in trust (Notes 14 and 16)	54,389	49,481
Properties and equipment, at cost, less accumulated depreciation (Note 12)	121,302	117,370
Identifiable intangible assets less accumulated amortization of $33,225 (2015 - $32,866) (Note 6)	55,065	55,111
Goodwill	472,366	472,322
Other assets	7,037	7,233
Total Assets	880,059	852,325
Current liabilities
Accounts payable	39,586	43,695
Current portion of long-term debt (Note 3)	8,750	7,500
Accrued insurance	47,960	43,972
Accrued compensation	53,979	52,817
Accrued legal	1,805	1,233
Other current liabilities	19,752	22,119
Total current liabilities	171,832	171,336
Deferred income taxes (Note 11)	14,291	21,041
Long-term debt (Note 3)	100,000	83,750
Deferred compensation liabilities (Note 14)	54,288	49,467
Other liabilities	15,549	13,478
Total Liabilities	355,960	339,072
Commitments and contingencies (Note 13 and 18)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 34,270,104 shares (2015 - 33,985,316 shares)	34,270	33,985
Paid-in capital	639,703	603,006
Retained earnings	958,149	865,845
Treasury stock - 18,083,527 shares (2015 - 17,187,540 shares), at cost	(1,110,536)	(991,978)
Deferred compensation payable in Company stock (Note 14)	2,513	2,395
Total Stockholders' Equity	524,099	513,253
Total Liabilities and Stockholders' Equity	$ 880,059	$ 852,325